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                                Supplement dated
                                November 22, 1995
                             to the Prospectus dated
                                  March 1, 1995
                        as revised September 29, 1995 of
                            the Quest for Value Funds

     The following language is added to the section "Determining Net Asset
Value:"

     "With respect to the U.S. Government Income Fund, Investment Quality Income Fund and Global Income Fund, the Funds' Board has established the following procedures for the valuation of portfolio securities: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sales prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by the Fund's Board or to Quest Advisors as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry;
(iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.


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                                Supplement dated
                                November 22, 1995
                   to the Statement of Additional Information
                           dated March 1, 1995 of the
                         Quest for Value Family of Funds

                           U.S. Government Income Fund
                         Investment Quality Income Fund
                                Opportunity Fund
                            Small Capitalization Fund
                             Growth and Income Fund

     The following language is added to the section "Determination of Net Asset Value:"

     "The Funds' Board has established the following procedures for the valuation of portfolio securities of the U.S. Government Income Fund and the Investment Quality Income Fund: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sales prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by the Fund's Board or to Quest Advisors as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry; (iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

     In the case of U.S. Government Securities, mortgage-backed securities, foreign securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Funds' Board has authorized Quest Advisors to employ a pricing service to price U.S.

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Government Securities, mortgage-backed securities, foreign government securities and corporate bonds. The Board will monitor the accuracy of such pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the NYSE. Events affecting the values of foreign securities traded in such markets that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board or Quest Advisors, under procedures established by the Board determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made. Foreign currency will be valued as close to the time fixed for the valuation date as is reasonably practicable. The values of securities denominated in foreign currency will be converted to U.S. dollars at the prevailing rates of exchange at the time of valuation.

     Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable or, if there were no sales that day, in accordance with (i), above. Forward currency contracts are valued at the closing price on the London foreign exchange market. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("market-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.


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                                Supplement dated
                                November 22, 1995
                             to the Prospectus dated
                                December 1, 1994
                     as supplemented August 18, 1995 of the
                        Quest for Value Tax Exempt Funds

     The following language is added to the section "Determining Net Asset
Value:"

     The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities and short-term debt securities having a remaining maturity in excess of 60 days, are valued at the mean between the bid and asked prices determined by a portfolio pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (ii) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (iii) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (iv) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (v) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

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                                Supplement dated
                                November 22, 1995
                   to the Statement of Additional Information
                          dated December 1, 1994 of the
                        Quest for Value Family of Funds -
                                Tax Exempt Funds

     The following language replaces the second paragraph and adds paragraphs three, four and five to the section "Determination of Net Asset Value:"

          The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) long-term debt securities and short-term debt securities having a remaining maturity in excess of 60 days, are valued at the mean between the bid and asked prices determined by a portfolio pricing service approved by the Fund's Board or obtained from active market makers in the security on the basis of reasonable inquiry; (ii) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry;
(iii) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (iv) money market-type debt securities having a maturity of less than one year when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (v) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

     In the case of Municipal Securities, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity, and other special factors involved (such as the tax-exempt status of the interest paid by Municipal Securities). The Fund's Board of Trustees has authorized Quest Advisors to employ a pricing service, bank or broker-dealer experienced in such matters to price any of the types of securities described above. The Trustees will monitor the accuracy of such pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Puts, calls, Interest Rate Futures and Municipal Bond Index Futures are valued at the last sales price on the principal exchange or on the NASDAQ on which they are traded. If there were no sales on the principal exchange, the last sale on any exchange is used. In the absence of any sales that day, value shall be the last reported sales price on the prior trading day or closing bid or asked prices on the principal exchange closest to the last reported sales price. When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call.